Accumulated other comprehensive income (loss) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	$ 1,066	[1]	$ (522)	[1]	$ 11,202	[1]
Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	(1,264)		(1,985)		(5,427)
Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	2,330	[1]	1,487	[1]	5,775	[1]
Foreign Currency Translation Adjustment Net Of Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	0	[1]	(24)	[1]	0	[1]
Foreign Currency Translation Adjustment Net Of Hedges [Member] | Segment, Discontinued Operations [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income			(24)		0
Designated as Hedging Instrument [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	532		333		0
Interest Income [Member] | Derivative Financial Instruments, Assets [Member] | Foreign Exchange Forward [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	(2,245)		(1,472)		(564)
Interest Income [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	2		2		0
Interest Expense [Member] | Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	0		31		(169)
Gain Loss On Sale Of Available-for-sale Securities [Member] | Available-For-Sale Securities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	1,796		1,152		5,775
Foreign Currency Gain (Loss) [Member] | Derivative Financial Instruments, Assets [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Reclassification adjustment for (gains) loss included in net income	$ 981		$ (544)		$ 6,160

[1]	(1) Reclassification adjustments include amounts recognized in net income during the current period that had been part of other comprehensive income (loss) in this and previous periods.